Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Communication Services: 7.6%
248,482	(1)	Alphabet, Inc. - Class A	$25,775,038	3.5
8,275	(1)	Charter Communications, Inc.	2,959,223	0.4
173,610		Comcast Corp. – Class A	6,581,555	0.9
17,462		Electronic Arts, Inc.	2,103,298	0.3
52,092		Iridium Communications, Inc.	3,226,057	0.4
34,913	(1)	Live Nation Entertainment, Inc.	2,443,910	0.3
33,182	(1)	Meta Platforms, Inc.	7,032,593	0.9
16,548	(1)	NetFlix, Inc.	5,717,003	0.8
3,730	(1)	Spotify Technology SA	498,402	0.1
18,546	(1)	ZoomInfo Technologies, Inc.	458,272	0.0
			56,795,351	7.6

		Consumer Discretionary: 10.4%
49,198		ADT, Inc.	355,701	0.1
144,169	(1)	Amazon.com, Inc.	14,891,216	2.0
9,444	(1)	Autonation, Inc.	1,268,896	0.2
367	(1)	Autozone, Inc.	902,141	0.1
9,618		BorgWarner, Inc.	472,340	0.1
8,440		Boyd Gaming Corp.	541,173	0.1
16,867	(1)	Carmax, Inc.	1,084,211	0.1
5,063		Dick's Sporting Goods, Inc.	718,389	0.1
140,427		Ford Motor Co.	1,769,380	0.2
100,163		General Motors Co.	3,673,979	0.5
15,580		Gentex Corp.	436,707	0.1
17,502		Genuine Parts Co.	2,928,260	0.4
40,649	(1)	Hilton Grand Vacations, Inc.	1,806,035	0.2
10,932		Hilton Worldwide Holdings, Inc.	1,539,991	0.2
6,835		Home Depot, Inc.	2,017,145	0.3
69,888		LKQ Corp.	3,966,843	0.5
23,354		McDonald's Corp.	6,530,012	0.9
64,333		MGM Resorts International	2,857,672	0.4
60,168		Nike, Inc. - Class B	7,379,003	1.0
57,545	(1)	Penn Entertainment, Inc.	1,706,785	0.2
22,519		Ralph Lauren Corp.	2,627,292	0.4
60,063	(1)	Tesla, Inc.	12,460,670	1.7
184,593	(1)	Under Armour, Inc. - Class A	1,751,787	0.2
114,056		Wendy's Company	2,484,140	0.3
9,479	(1)	Wynn Resorts Ltd.	1,060,795	0.1
			77,230,563	10.4

		Consumer Staples: 6.4%
8,470		Archer-Daniels-Midland Co.	674,720	0.1
19,243	(1)	BellRing Brands, Inc.	654,262	0.1
158,822		Coca-Cola Co.	9,851,729	1.3
15,010		Costco Wholesale Corp.	7,458,019	1.0
23,120		Kroger Co.	1,141,435	0.1
89,663		Mondelez International, Inc.	6,251,304	0.8
57,791		PepsiCo, Inc.	10,535,299	1.4
48,469		Philip Morris International, Inc.	4,713,610	0.6
18,651		Procter & Gamble Co.	2,773,217	0.4
32,019		Tyson Foods, Inc.	1,899,367	0.3
51,205	(1)	US Foods Holding Corp.	1,891,513	0.3
			47,844,475	6.4

		Energy: 4.6%
80,782		Baker Hughes Co.	2,331,368	0.3
20,661		Cheniere Energy, Inc.	3,256,174	0.5
10,598		Chevron Corp.	1,729,170	0.2
9,176		ConocoPhillips	910,351	0.1
23,663		Diamondback Energy, Inc.	3,198,528	0.4
39,106		EOG Resources, Inc.	4,482,721	0.6
24,901		EQT Corp.	794,591	0.1
81,628		Equitrans Midstream Corp.	471,810	0.1
57,575		Exxon Mobil Corp.	6,313,674	0.9
33,686		Marathon Petroleum Corp.	4,541,883	0.6
6,152		Phillips 66	623,690	0.1
4,767		Pioneer Natural Resources Co.	973,612	0.1
31,821		Targa Resources Corp.	2,321,342	0.3
15,392		Valero Energy Corp.	2,148,723	0.3
			34,097,637	4.6

		Financials: 12.7%
7,034		Affiliated Managers Group, Inc.	1,001,782	0.1
55,604		American International Group, Inc.	2,800,217	0.4
12,655		Ameriprise Financial, Inc.	3,878,757	0.5
19,357		Aon PLC	6,103,069	0.8
8,894		Axis Capital Holdings Ltd.	484,901	0.1
131,380		Bank of America Corp.	3,757,468	0.5
22,223	(1)	Berkshire Hathaway, Inc. – Class B	6,861,796	0.9
27,024		Capital One Financial Corp.	2,598,628	0.4
54,265		Charles Schwab Corp.	2,842,401	0.4
78,420		Citigroup, Inc.	3,677,114	0.5
41,210		Citizens Financial Group, Inc.	1,251,548	0.2
8,449		Goldman Sachs Group, Inc.	2,763,752	0.4
27,417		Hancock Whitney Corp.	997,979	0.1
56,601		Hartford Financial Services Group, Inc.	3,944,524	0.5
27,662		JPMorgan Chase & Co.	3,604,635	0.5
32,913		Lazard Ltd.	1,089,749	0.1
77,364		Loews Corp.	4,488,659	0.6
40,710		Marsh & McLennan Cos., Inc.	6,780,250	0.9
13,175		Mastercard, Inc. - Class A	4,787,927	0.6
45,465		Morgan Stanley	3,991,827	0.5
6,703		Nasdaq, Inc.	366,453	0.1
38,346	(1)	PayPal Holdings, Inc.	2,911,995	0.4
15,431		Popular, Inc.	885,894	0.1
286,131		Rithm Capital Corp.	2,289,048	0.3
25,773		UMB Financial Corp.	1,487,618	0.2
32,352		Unum Group	1,279,845	0.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
66,933		US Bancorp	$2,412,935	0.3
20,429		Virtu Financial, Inc.	386,108	0.1
30,704		Visa, Inc. - Class A	6,922,524	0.9
166,450		Wells Fargo & Co.	6,221,901	0.8
6,325		Willis Towers Watson PLC	1,469,803	0.2
6,164		Wintrust Financial Corp.	449,664	0.1
			94,790,771	12.7

		Health Care: 14.1%
39,265		Abbott Laboratories	3,975,974	0.5
11,000		AbbVie, Inc.	1,753,070	0.2
30,572		Agilent Technologies, Inc.	4,229,331	0.6
1,482	(1)	Biogen, Inc.	412,040	0.1
102,230		Bristol-Myers Squibb Co.	7,085,561	1.0
44,597	(1)	Centene Corp.	2,818,976	0.4
13,577		Cigna Corp.	3,469,331	0.5
49,724		CVS Health Corp.	3,694,990	0.5
12,818		Danaher Corp.	3,230,649	0.4
9,866	(1)	DexCom, Inc.	1,146,232	0.2
8,801	(1)	Edwards Lifesciences Corp.	728,107	0.1
11,488		Elevance Health, Inc.	5,282,297	0.7
7,202		Eli Lilly & Co.	2,473,311	0.3
55,245	(1)	Exelixis, Inc.	1,072,305	0.1
46,074		Gilead Sciences, Inc.	3,822,760	0.5
20,892	(1)	Hologic, Inc.	1,685,984	0.2
3,836		Humana, Inc.	1,862,225	0.2
17,426	(1)	Inari Medical, Inc.	1,075,881	0.1
30,407	(1)	Incyte Corp., Ltd.	2,197,514	0.3
56,008		Johnson & Johnson	8,681,240	1.2
7,780	(1)	Lantheus Holdings, Inc.	642,317	0.1
6,579		McKesson Corp.	2,342,453	0.3
38,194		Medtronic PLC	3,079,200	0.4
60,893		Merck & Co., Inc.	6,478,406	0.9
1,135	(1)	Mettler Toledo International, Inc.	1,736,788	0.2
13,484	(1)	Neurocrine Biosciences, Inc.	1,364,851	0.2
124,451		Pfizer, Inc.	5,077,601	0.7
5,431	(1)	Regeneron Pharmaceuticals, Inc.	4,462,490	0.6
4,185	(1)	Shockwave Medical, Inc.	907,434	0.1
8,671		Thermo Fisher Scientific, Inc.	4,997,704	0.7
17,303		UnitedHealth Group, Inc.	8,177,225	1.1
4,624	(1)	Veeva Systems, Inc.	849,845	0.1
14,504	(1)	Vertex Pharmaceuticals, Inc.	4,569,775	0.6
			105,383,867	14.1

		Industrials: 8.9%
9,218		Acuity Brands, Inc.	1,684,405	0.2
27,815		AECOM	2,345,361	0.3
48,898	(1)	American Airlines Group, Inc.	721,245	0.1
5,622		Ametek, Inc.	817,045	0.1
18,735		Automatic Data Processing, Inc.	4,170,973	0.6
26,463		Carrier Global Corp.	1,210,682	0.2
2,706		Cintas Corp.	1,252,012	0.2
14,329	(1)	Copa Holdings S.A.- Class A	1,323,283	0.2
28,342	(1)	Copart, Inc.	2,131,602	0.3
5,211	(1)	CoStar Group, Inc.	358,777	0.0
169,885		CSX Corp.	5,086,357	0.7
130,575		Dun & Bradstreet Holdings, Inc.	1,532,951	0.2
52,748		Emerson Electric Co.	4,596,461	0.6
73,710		Fortive Corp.	5,024,811	0.7
30,626	(1)	Gates Industrial Corp. PLC	425,395	0.1
40,115		General Electric Co.	3,834,994	0.5
65,801		Genpact Ltd.	3,041,322	0.4
48,270		Ingersoll Rand, Inc.	2,808,349	0.4
50,843		Johnson Controls International plc	3,061,765	0.4
8,264		Leidos Holdings, Inc.	760,784	0.1
13,390		Parker Hannifin Corp.	4,500,513	0.6
13,691		Pentair PLC	756,702	0.1
5,982		Rockwell Automation, Inc.	1,755,418	0.2
37,743		Sensata Technologies Holding PLC	1,887,905	0.2
10,726		Textron, Inc.	757,577	0.1
3,772		Trane Technologies PLC	693,973	0.1
7,878		United Rentals, Inc.	3,117,797	0.4
3,200		Watts Water Technologies, Inc.	538,624	0.1
37,104		Westinghouse Air Brake Technologies Corp.	3,749,730	0.5
2,910		WW Grainger, Inc.	2,004,437	0.3
			65,951,250	8.9

		Information Technology: 27.1%
8,178		Accenture PLC	2,337,354	0.3
20,222	(1)	Adobe, Inc.	7,792,952	1.0
5,592	(1)	Advanced Micro Devices, Inc.	548,072	0.1
51,956	(1)	Allegro MicroSystems, Inc.	2,493,369	0.3
39,057		Amdocs Ltd.	3,750,644	0.5
302,343		Apple, Inc.	49,856,361	6.7
42,600		Applied Materials, Inc.	5,232,558	0.7
6,149	(1)	Autodesk, Inc.	1,279,976	0.2
628		Broadcom, Inc.	402,887	0.1
18,057	(1)	Cadence Design Systems, Inc.	3,793,595	0.5
7,416	(1)	Calix, Inc.	397,423	0.1
169,141		Cisco Systems, Inc.	8,841,846	1.2
104,492	(1)	Dropbox, Inc.	2,259,117	0.3
1,298	(1)	EPAM Systems, Inc.	388,102	0.1
20,617	(1)	F5, Inc.	3,003,691	0.4
17,157	(1)	Fortinet, Inc.	1,140,254	0.2
14,555	(1)	GoDaddy, Inc.	1,131,215	0.2
2,428	(1)	HubSpot, Inc.	1,041,005	0.1
4,282		Jabil, Inc.	377,501	0.0
46,273		Juniper Networks, Inc.	1,592,717	0.2
24,380	(1)	Keysight Technologies, Inc.	3,936,882	0.5
9,073		KLA Corp.	3,621,669	0.5
4,346		Lam Research Corp.	2,303,902	0.3
143,147		Microsoft Corp.	41,269,280	5.5
4,528		Monolithic Power Systems, Inc.	2,266,445	0.3
36,873		NetApp, Inc.	2,354,341	0.3
59,351		Nvidia Corp.	16,485,927	2.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
9,629	(1)	Palo Alto Networks, Inc.	$1,923,297	0.3
7,625	(1)	Paycom Software, Inc.	2,318,076	0.3
2,380	(1)	Paylocity Holding Corp.	473,096	0.1
73,945	(1)	Pure Storage, Inc. - Class A	1,886,337	0.3
45,151		Qualcomm, Inc.	5,760,365	0.8
12,279	(1)	Qualys, Inc.	1,596,516	0.2
35,426	(1)	Salesforce, Inc.	7,077,406	1.0
10,110	(1)	ServiceNow, Inc.	4,698,319	0.6
3,131		Skyworks Solutions, Inc.	369,395	0.0
18,380		Universal Display Corp.	2,851,289	0.4
12,342	(1)	Workday, Inc.	2,549,117	0.3
			201,402,298	27.1

		Materials: 2.4%
5,609		Air Products & Chemicals, Inc.	1,610,961	0.2
2,011		Albemarle Corp.	444,511	0.1
27,373		Avient Corp.	1,126,673	0.1
24,244		Dow, Inc.	1,329,056	0.2
15,243		Ecolab, Inc.	2,523,174	0.3
6,936	(1)	Ingevity Corp.	496,063	0.1
18,360		PPG Industries, Inc.	2,452,529	0.3
2,275		Reliance Steel & Aluminum Co.	584,083	0.1
30,133		Sealed Air Corp.	1,383,406	0.2
12,426		Sherwin-Williams Co.	2,792,992	0.4
33,675		United States Steel Corp.	878,917	0.1
78,519		WestRock Co.	2,392,474	0.3
			18,014,839	2.4

		Real Estate: 2.5%
5,544		Alexandria Real Estate Equities, Inc.	696,271	0.1
38,015	(1)	CBRE Group, Inc.	2,767,872	0.4
8,077		Crown Castle, Inc.	1,081,026	0.1
52,766		Highwoods Properties, Inc.	1,223,644	0.2
22,401		Host Hotels & Resorts, Inc.	369,392	0.1
8,251		Iron Mountain, Inc.	436,560	0.1
26,459		Kilroy Realty Corp.	857,272	0.1
21,589		Mid-America Apartment Communities, Inc.	3,260,803	0.4
38,002		National Retail Properties, Inc.	1,677,788	0.2
47,970		ProLogis, Inc.	5,985,217	0.8
			18,355,845	2.5

		Utilities: 3.1%
59,352		American Electric Power Co., Inc.	5,400,439	0.7
25,823		Atmos Energy Corp.	2,901,472	0.4
17,704		DTE Energy Co.	1,939,296	0.3
54,762		Edison International	3,865,650	0.5
6,674		National Fuel Gas Co.	385,357	0.1
22,051		NiSource, Inc.	616,546	0.1
94,635	(1)	PG&E Corp.	1,530,248	0.2
14,455		PPL Corp.	401,704	0.1
36,283		Sempra Energy	5,484,538	0.7
14,311		Vistra Corp.	343,464	0.0
			22,868,714	3.1

	Total Common Stock
	(Cost $628,222,017)		742,735,610	99.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,431,000	(2) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $1,431,000)	1,431,000	0.2

	Total Short-Term Investments
	(Cost $1,431,000)	1,431,000	0.2

	Total Investments in Securities (Cost $629,653,017)	$744,166,610	100.0
	Assets in Excess of Other Liabilities	106,276	0.0
	Net Assets	$744,272,886	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2023.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$742,735,610	$–	$–	$742,735,610
Short-Term Investments	1,431,000	–	–	1,431,000
Total Investments, at fair value	$744,166,610	$–	$–	$744,166,610
Other Financial Instruments+
Futures	61,890	–	–	61,890
Total Assets	$744,228,500	$–	$–	$744,228,500

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	5	06/16/23	$1,034,438	$61,890
			$1,034,438	$61,890

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $630,734,944.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$139,978,620
Gross Unrealized Depreciation	(26,485,064)
Net Unrealized Appreciation	$113,493,556